Taxation (PRC Value-added Tax) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum [Member]
Summary of Value-added Tax [Line Items]
Value-added tax rate	6.00%	6.00%	6.00%
Maximum [Member]
Summary of Value-added Tax [Line Items]
Value-added tax rate	17.00%	17.00%	17.00%